Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
14.	SUBSEQUENT EVENTS
Management has evaluated subsequent events through June 20, 2024, which is the date the unaudited condensed consolidated financial statements were available to be issued, to ensure that these consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred but were not recognized in the consolidated financial statements.
Merger with AVROBIO
As discussed in Note 1, on January 30, 2024, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with AVROBIO, pursuant to which the subsidiaries of AVROBIO merged with and into the Company on June 20, 2024, with the Company continuing as a wholly owned subsidiary of the surviving corporation of the merger (the “Merger”). The Merger is being accounted for as a reverse recapitalization in accordance with GAAP, with AVROBIO treated as the acquired company for financial reporting purposes, and the Company treated as the accounting acquirer.
Upon the closing of the Merger, each outstanding share of the Company’s common stock, including outstanding and unvested restricted stock, was converted into the right to receive a number of shares of AVROBIO’s common stock based on the Exchange Ratio, as defined in the Merger Agreement. Each outstanding and unexercised option to purchase shares of the Company’s common stock immediately prior to closing was assumed by AVROBIO and was converted into an option to purchase shares of AVROBIO common stock, with necessary adjustments to the number of shares and exercise price to reflect the Exchange Ratio. All of the Company’s restricted common stock outstanding and unvested immediately prior to the closing that was assumed by AVROBIO in the Merger remains unvested to the same extent and is subject to the same repurchase option, risk of forfeiture or other condition under any applicable restricted stock purchase agreement.
The Company’s stockholders received approximately 10,956,614 shares of AVROBIO common stock in connection with the Merger, including 11,448 shares of AVROBIO common stock subject to vesting terms, based on the number of shares of the Company’s common stock outstanding immediately prior to the Merger, including restricted stock, the number of shares of common stock issued to investors participating in the Subscription Agreements (as defined below) and SAFEs, and the Company’s convertible preferred stock outstanding immediately prior to the Merger, which was converted into shares of the Company’s common stock on a one-for-one
basis immediately prior to the closing of the Merger.
Subscription Agreement
Concurrently with the closing of the Merger, certain investors of the Company completed the purchase of 7,790,889 shares of the Company’s common stock pursuant to that certain subscription agreement dated January 30, 2024 (the “Subscription Agreement”) at a purchase price of approximately $12.40 per share for an aggregate purchase price of approximately $96.6 million. Shares of the Company’s common stock issued pursuant to the Subscription Agreements were converted into 4,163,606 shares of AVROBIO common stock at the closing of the Merger based on the exchange ratio, pursuant to the Merger Agreement.

14.	SUBSEQUENT EVENTS
Management has evaluated subsequent events through March 25, 2024, which is the date the consolidated financial statements were available to be issued and April 12, 2024, which is the date the consolidated financial statements were available to be re-issued, to ensure that these consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred but were not recognized in the consolidated financial statements.
Proposed Merger with AVROBIO
As discussed in Note 1, on January 30, 2024, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with AVROBIO, pursuant to which the subsidiaries of AVROBIO will merge with and into the Company, with the Company continuing as a wholly owned subsidiary of the surviving corporation of the merger (the “Merger”). The Merger is expected to be accounted for as a reverse recapitalization in accordance with GAAP, with AVROBIO treated as the acquired company for financial reporting purposes, and the Company treated as the accounting acquirer.
Subscription Agreement
Concurrently with the Merger Agreement, certain parties will enter into certain subscription agreements (the “Subscription Agreements”) with the Company to purchase, prior to the consummation of the merger, approximately 7,790,903 shares of the Company’s common stock for an aggregate purchase price of approximately $96.6 million. Shares of the Company’s common stock issued pursuant to the Subscription Agreements will be converted into shares of AVROBIO common stock at the closing of the merger based on an exchange ratio, pursuant to the Merger Agreement.